FAIR VALUE AND FINANCIAL INSTRUMENTS - Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 3,474,022	$ 3,830,928
Liabilities	(2,875,612)	(3,968,652)
Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total	(1,984,345)	(3,067,403)
Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	3,753	7,329
Trade receivables and accrued income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	190,207	296,781
Other non-current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	9,172	4,351
Other non-current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(1,946)	(1,669)
Other current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(272,101)	(417,201)
Derivative financial instruments at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(557,460)	(1,429,966)
Leases
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(31,122)	(28,862)
Borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ (1,324,848)	$ (1,498,166)